UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08076

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:	Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments

July 31, 2008 (unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-98.68%

Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-98.26%
Asia-0.34%
Diversified Telecommunication Services-0.34%
TVG Asian Communications Fund II, L.P. †‡ #	3,622,118	644,650

Total Asia (Cost $1,092,526)		644,650

Brazil-3.54%
Diversified Telecommunication Services-2.73%
Brasil Telecom Participações S.A.	31,362	1,025,719
Net Servicos de Comunicacao S.A., ADR †	73,116	918,337
Tele Norte Leste Participações S.A.	36,582	957,155
Tele Norte Leste Participações S.A., ADR	97,037	2,291,044
		5,192,255
Wireless Telecommunication Services-0.81%
Vivo Participações S.A., ADR †§	270,010	1,536,357

Total Brazil (Cost $5,507,981)		6,728,612

China-26.94%
Diversified Telecommunication Services-2.30%
China Netcom Group Corp. (Hong Kong) Ltd.	854,000	2,590,457
China Telecom Corp. Ltd.	3,272,207	1,784,946
		4,375,403
Wireless Telecommunication Services-24.64%
China Mobile Ltd.	2,049,500	27,379,391
China Mobile Ltd., ADR	237,074	15,848,397
China Unicom Ltd.	1,748,618	3,588,214
		46,816,002

Total China (Cost $34,045,725)		51,191,405

Egypt-2.59%
Diversified Telecommunication Services-0.28%
Telecom Egypt	189,710	536,908

Wireless Telecommunication Services-2.31%
Orascom Telecom Holding SAE	412,605	4,390,275

Total Egypt (Cost $5,438,321)		4,927,183

India-3.12%
Diversified Telecommunication Services-3.12%
Bharti Airtel Ltd. †	49,511	918,957
Reliance Communications Ltd.	435,072	5,017,416
		5,936,373

Total India (Cost $5,338,005)		5,936,373

Indonesia-2.88%
Diversified Telecommunication Services-2.88%
PT Indosat Tbk	3,443,500	2,452,027
PT Telekomunikasi Indonesia	3,624,290	3,012,541
		5,464,568

Total Indonesia (Cost $5,255,702)		5,464,568

Israel-5.10%
Diversified Telecommunication Services-0.50%
Bezeq Israeli Telecommunication Corp. Ltd.	519,513	943,124

Technology-0.49%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,901,470	937,691

Venture Capital-2.71%
BPA Israel Ventures LLC † ‡ #	1,674,587	1,073,814
Concord Ventures Fund II, L.P. † ‡	4,000,000	1,017,964
Formula Ventures L.P. † ‡	1,500,000	14,640
Giza GE Venture Fund III, L.P. † ‡	2,750,000	1,493,222
K.T. Concord Venture Fund L.P. † ‡	2,000,000	337,816
Neurone Ventures II, L.P. † ‡ #	663,684	195,827
Walden-Israel Ventures III, L.P. † ‡ #	1,166,688	1,018,985
		5,152,268
Wireless Telecommunication Services-1.40%
Cellcom Israel Ltd.	54,432	1,803,876
Partner Communications Co., Ltd.	38,468	842,261
		2,646,137

Total Israel (Cost $13,561,912)		9,679,220

Latin America-0.23%
Venture Capital-0.23%
JPMorgan Latin America Capital Partners L.P. † ‡ #	2,216,887	437,170

Total Latin America (Cost $597,379)		437,170

Malaysia-1.46%
Diversified Telecommunication Services-0.34%
Telekom Malaysia Berhad	611,261	642,788

Wireless Telecommunication Services-1.12%
TM International Bhd †	1,089,265	2,124,334

Total Malaysia (Cost $3,134,192)		2,767,122

Mexico-16.83%
Diversified Telecommunication Services-2.72%
Teléfonos de México S.A.B. de C.V., Series L, ADR §	205,168	5,170,234

Wireless Telecommunication Services-14.11%
America Movil S.A. de C.V., Series L, ADR	530,853	26,802,768

Total Mexico (Cost $10,725,413)		31,973,002

Philippines-2.30%
Diversified Telecommunication Services-2.08%
Philippine Long Distance Telephone Co.	69,762	3,956,330

Wireless Telecommunication Services-0.22%
Globe Telecom, Inc.	16,600	423,095

Total Philippines (Cost $2,930,124)		4,379,425

Poland-2.49%
Diversified Telecommunication Services-2.49%
Telekomunikacja Polska S.A.	425,681	4,724,019

Total Poland (Cost $4,350,713)		4,724,019

Russia-9.06%
Wireless Telecommunication Services-9.06%
Mobile Telesystems, ADR	130,045	9,285,213
Vimpel-Communications, ADR	314,083	7,924,314
		17,209,527

Total Russia (Cost $10,894,440)		17,209,527

South Africa-10.90%
Diversified Telecommunication Services-2.01%
Telkom South Africa Ltd.	201,867	3,813,023

Wireless Telecommunication Services-8.89%
MTN Group Ltd.	982,692	16,895,383

Total South Africa (Cost $12,756,420)		20,708,406

South Korea-2.11%
Diversified Telecommunication Services-0.60%
KT Corp.	27,746	1,143,345

Wireless Telecommunication Services-1.51%
SK Telecom Co., Ltd.	15,005	2,860,022

Total South Korea (Cost $4,141,813)		4,003,367

Taiwan-4.75%
Diversified Telecommunication Services-3.21%
Chunghwa Telecom Co., Ltd. †	2,408,264	6,095,535

Wireless Telecommunication Services-1.54%
Taiwan Mobile Co., Ltd.	1,629,535	2,929,961

Total Taiwan (Cost $8,776,926)		9,025,496

Thailand-1.13%
Wireless Telecommunication Services-1.13%
Advanced Info Service Public Co., Ltd.	875,500	2,143,655

Total Thailand (Cost $2,729,479)		2,143,655

Turkey-1.22%
Wireless Telecommunication Services-1.22%
Turkcell Iletisim Hizmetleri AS	301,543	2,325,088

Total Turkey (Cost $2,422,644)		2,325,088

Global-1.27%
Diversified Telecommunication Services-0.61%
TeleSoft Partners L.P. † ‡	1,250,000	6,900
TeleSoft Partners II QP, L.P. † ‡ #	2,160,000	1,158,451
		1,165,351
Venture Capital-0.66%
Emerging Markets Ventures I, L.P. † ‡ #	7,248,829	1,248,538

Total Global (Cost $3,938,678)		2,413,889

Total Emerging Countries (Cost $137,638,393)		186,682,177

Equity Securities of Telecommunication Companies in Developed Countries-0.41%
United States-0.41%
Internet Software & Services-0.41%
Technology Crossover Ventures IV, L.P. † ‡ # (Cost $590,009)	1,915,800	771,035

Equity Securites of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-0.01%
Argentina-0.00%
Investment & Holding Companies-0.00%
Exxel Capital Partners V, L.P. † ‡ (Cost $380,481)	1,897,761	0

Israel-0.01%
Investment & Holding Companies-0.01%
The Renaissance Fund LDC † ‡ (Cost $431,807)	160	9,744

Total Other Essential Services (Cost $812,288)		9,744

Total Equity or Equity-Linked Securities (Cost $139,040,690)		187,462,956

	Principal
	Amount
	(000’s)
SHORT-TERM INVESTMENT-5.48%
Grand Cayman-2.29%
JPMorgan Chase & Co., London overnight deposit, 1.28%, 08/01/08 (Cost $4,349,000)	4,349	4,349,000

United States-3.19%
Brown Brothers Investment Trust Securities Lending Fund, 2.50%, 08/01/08 §§ (Cost $6,060,227)	6,060	6,060,227

Total Short-Term Investments
(Cost $10,409,227)		10,409,227

Total Investments-104.16%
(Cost $149,449,917)		197,872,183

Liabilities in Excess of Cash and Other Assets-(4.16)%		(7,899,268)

NET ASSETS-100.00%		$189,972,915

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors, under procedures established by the Board of Directors.

#	As of July 31, 2008, the aggregate amount of open commitments for the Fund is $3,156,015.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
ADR	American Depositary Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At July 31, 2008, the Fund held 5.46% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $16,657,591 and fair value of $10,366,447. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number	Acquisition		Fair Value At	Value per	Percent of	Distributions	Open
Security	of Shares	Date(s)	Cost	07/31/08	Share	Net Assets	Received	Commitments
BPA Israel		10/05/00 -
Ventures LLC	1,674,587	12/09/05	$1,187,922	$1,073,814	$0.64	0.57	$—	$625,413

Concord Ventures		03/29/00 -
Fund II, L.P.	4,000,000	12/15/06	2,633,194	1,017,964	0.25	0.54	258,608	—

Emerging Markets		01/22/98 -
Ventures I, L.P.	7,248,829	01/10/06	2,734,691	1,248,538	0.17	0.66	7,090,156	851,172

Exxel Capital		05/11/98 -
Partners V, L.P.	1,897,761	12/03/98	380,481	0	0.00	0.00	205,185	—

Formula Ventures		08/06/99 -
L.P.	1,500,000	06/14/04	259,527	14,640	0.01	0.01	496,915	—

Giza GE Venture		1/31/00-
Fund III, L.P.	2,750,000	11/23/06	1,823,651	1,493,222	0.54	0.79	639,360	—

JPMorgan Latin
America Capital		04/10/00-
Partners L.P.	2,157,213	12/21/06	541,379	425,402	0.20	0.22
	11,037	12/27/07	10,248	2,177	0.20	0.00
	48,637	03/20/08	45,752	9,591	0.20	0.01
	2,216,887		597,379	437,170		0.23	2,217,354	571,535

K.T. Concord Venture		12/08/97 -
Fund L.P.	2,000,000	09/29/00	1,340,180	337,816	0.17	0.18	1,241,168	—

Neurone Ventures II,		11/24/00-
L.P.	603,684	12/26/06	124,736	178,123	0.30	0.10
	45,000	11/12/07	41,551	13,278	0.30	0.01
	15,000	07/08/08	13,850	4,426	0.30	0.00
	663,684		180,137	195,827		0.11	297,649	97,500

SVE Star Ventures Enterprises
GmbH & Co. No. IX KG		12/21/00-
	1,901,470	08/06/07	1,524,685	937,691	0.49	0.49	380,279	100,000

Technology Crossover
Ventures IV, L.P.		03/08/00-
	1,902,600	09/06/07	576,809	765,722	0.40	0.40
	13,200	04/08/08	13,200	5,313	0.40	0.00
	1,915,800		590,009	771,035		0.40	1,561,696	84,200

		07/22/97 -
Telesoft Partners L.P.	1,250,000	06/07/01	158,405	6,900	0.01	0.00	7,203,101	—

Telesoft Partners II
QP, L.P.		07/14/00-
	2,040,000	04/18/07	932,487	1,094,093	0.54	0.58
	120,000	06/12/08	113,094	64,358	0.54	0.03
	2,160,000		1,045,581	1,158,451		0.61	1,109,561	240,000

The Renaissance		03/30/94 -
Fund LDC	160	03/21/97	431,807	9,744	60.90	0.01	1,547,662	—

TVG Asian Communications		06/07/00 -
Fund II, L.P.	3,622,118	10/27/05	1,092,526	644,650	0.18	0.34	3,308,829	377,882

Walden-Israel		02/23/01 -
Ventures III, L.P.	1,166,688	11/02/06	677,416	1,018,985	0.87	0.54	942,976	208,313

Total			$16,657,591	$10,366,447		5.46	$28,500,499	$3,156,015

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $149,449,917, $62,371,912, $(13,949,646) and $48,422,266, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008